Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 551,329	$ 551,749
Accumulated Amortization	(430,134)	(423,968)
Other intangible assets, net	121,195	127,781
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	403,040	403,180
Accumulated Amortization	(305,143)	(300,780)
Other intangible assets, net	97,897	102,400
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	20,115	19,396
Accumulated Amortization	(10,636)	(10,246)
Other intangible assets, net	9,479	9,150
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	22,150	22,286
Accumulated Amortization	(16,425)	(15,936)
Other intangible assets, net	5,725	6,350
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	102,716	102,520
Accumulated Amortization	(94,622)	(92,639)
Other intangible assets, net	8,094	9,881
Capitalized software development costs [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	3,308	4,367
Accumulated Amortization	(3,308)	(4,367)
Other intangible assets, net	$ 0	$ 0